Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	109 Months Ended	118 Months Ended		120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000093771 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class R6 Shares)
Average Annual Return, Percent	14.19%	11.77%				15.46%
C000033526 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class R5 Shares)
Average Annual Return, Percent	14.07%	11.65%				15.35%
C000173554 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class R4 Shares)
Average Annual Return, Percent	13.90%	11.49%				15.16%
C000173553 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class R3 Shares)
Average Annual Return, Percent	13.61%	11.20%				14.88%
C000070617 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class R2 Shares)
Average Annual Return, Percent	13.33%	10.92%				14.60%
C000007405 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class L Shares)
Average Annual Return, Percent	14.09%	11.65%				15.33%
C000007404 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class I Shares)
Average Annual Return, Percent	13.91%	11.48%				15.16%
C000007566 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class C Shares)
Average Annual Return, Percent	12.03%	10.65%				14.43%
C000003854 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class A Shares)
Average Annual Return, Percent	7.66%	10.01%				14.27%
C000007573 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Research Enhanced Equity Fund (Class A Shares)
Average Annual Return, Percent	12.51%	11.52%				14.66%
C000007571 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Research Enhanced Equity Fund (Class I Shares)
Average Annual Return, Percent	19.06%	13.00%				15.57%
C000007982 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Research Enhanced Equity Fund (Class R6 Shares)
Average Annual Return, Percent	19.19%	13.12%				15.68%
C000195232 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Diversified Fund (Class R6 Shares)
Average Annual Return, Percent	10.62%	5.92%				8.76%
C000007575 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Diversified Fund (Class L Shares)
Average Annual Return, Percent	10.60%	5.85%				8.69%
C000007574 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Diversified Fund (Class I Shares)
Average Annual Return, Percent	10.57%	5.79%				8.58%
C000007578 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Diversified Fund (Class C Shares)
Average Annual Return, Percent	8.73%	5.00%				7.88%
C000007576 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Diversified Fund (Class A Shares)
Average Annual Return, Percent	5.32%	4.57%				7.81%
C000007580 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Blend Fund (Class A Shares)
Average Annual Return, Percent	24.05%	4.44%				13.32%
C000007582 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Blend Fund (Class C Shares)
Average Annual Return, Percent	29.33%	5.05%				13.49%
C000007579 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Blend Fund (Class I Shares)
Average Annual Return, Percent	31.30%	5.84%				14.23%
C000200711 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Blend Fund (Class R6 Shares)
Average Annual Return, Percent	31.61%	6.11%				14.51%
C000162366 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class R6 Shares)
Average Annual Return, Percent	22.48%	11.26%				12.82%
C000162365 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class R5 Shares)
Average Annual Return, Percent	22.36%	11.14%				12.71%
C000190877 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class R4 Shares)
Average Annual Return, Percent	22.18%	10.98%				12.54%
C000190876 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class R3 Shares)
Average Annual Return, Percent	21.87%	10.70%				12.26%
C000162364 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class R2 Shares)
Average Annual Return, Percent	21.56%	10.42%				11.98%
C000007583 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class I Shares)
Average Annual Return, Percent	22.18%	10.98%				12.54%
C000007586 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class C Shares)
Average Annual Return, Percent	20.25%	10.15%				11.81%
C000007584 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class A Shares)
Average Annual Return, Percent	15.48%	9.51%				11.65%
C000007642 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. GARP Equity Fund (Class A Shares)
Average Annual Return, Percent	14.19%	13.14%				16.82%
C000007643 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. GARP Equity Fund (Class C Shares)
Average Annual Return, Percent	19.12%	13.83%				16.99%
C000007641 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. GARP Equity Fund (Class I Shares)
Average Annual Return, Percent	20.72%	14.64%				17.74%
C000070623 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. GARP Equity Fund (Class R2 Shares)
Average Annual Return, Percent	20.33%	14.10%				17.17%
C000033529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. GARP Equity Fund (Class R5 Shares)
Average Annual Return, Percent	20.91%	14.81%				17.92%
C000162368 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. GARP Equity Fund (Class R6 Shares)
Average Annual Return, Percent	21.04%	14.92%				18.03%
C000222263 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Sustainable Leaders Fund (Class R6 Shares)
Average Annual Return, Percent	15.90%	10.99%				14.48%
C000007644 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Sustainable Leaders Fund (Class I Shares)
Average Annual Return, Percent	15.84%	10.93%				14.45%
C000007646 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Sustainable Leaders Fund (Class C Shares)
Average Annual Return, Percent	13.98%	10.10%				13.71%
C000007645 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Sustainable Leaders Fund (Class A Shares)
Average Annual Return, Percent	9.48%	9.47%				13.55%
C000007895 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Equity Fund (Class A Shares)
Average Annual Return, Percent	8.56%	5.12%				10.78%
C000081076 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Equity Fund (Class C Shares)
Average Annual Return, Percent	13.01%	5.73%				10.93%
C000007650 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Equity Fund (Class I Shares)
Average Annual Return, Percent	14.86%	6.52%				11.67%
C000136840 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Equity Fund (Class R2 Shares)
Average Annual Return, Percent	14.27%	5.98%				11.10%
C000136841 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Equity Fund (Class R5 Shares)
Average Annual Return, Percent	15.03%	6.68%				11.83%
C000136842 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Equity Fund (Class R6 Shares)
Average Annual Return, Percent	15.14%	6.78%				11.93%
C000169974 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class R6 Shares)
Average Annual Return, Percent	14.29%	3.92%				9.45%
C000033531 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class R5 Shares)
Average Annual Return, Percent	14.24%	3.86%				9.39%
C000173556 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class R4 Shares)
Average Annual Return, Percent	14.02%	3.66%				9.18%
C000173555 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class R3 Shares)
Average Annual Return, Percent	13.70%	3.40%				8.90%
C000070625 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class R2 Shares)
Average Annual Return, Percent	13.48%	3.15%				8.63%
C000007651 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class I Shares)
Average Annual Return, Percent	14.02%	3.67%				9.18%
C000007655 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class C Shares)
Average Annual Return, Percent	12.14%	2.87%				8.46%
C000007653 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class A Shares)
Average Annual Return, Percent	7.76%	2.28%				8.31%
C000054337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class A Shares)
Average Annual Return, Percent	32.69%	6.92%				10.39%
C000054338 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class C Shares)
Average Annual Return, Percent	38.35%	7.53%				10.54%
C000007656 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class I Shares)
Average Annual Return, Percent	40.49%	8.35%				11.27%
C000007657 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class L Shares)
Average Annual Return, Percent	40.63%	8.49%				11.43%
C000106052 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class R2 Shares)
Average Annual Return, Percent	39.75%	7.77%				10.69%
C000173557 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class R3 Shares)
Average Annual Return, Percent	40.00%	8.05%				10.98%
C000173558 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class R4 Shares)
Average Annual Return, Percent	40.35%	8.33%				11.25%
C000173220 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class R5 Shares)
Average Annual Return, Percent	40.60%	8.48%				11.42%
C000106053 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class R6 Shares)
Average Annual Return, Percent	40.70%	8.60%				11.53%
C000173224 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class R6 Shares)
Average Annual Return, Percent	17.26%	9.77%				11.09%
C000173223 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class R5 Shares)
Average Annual Return, Percent	17.12%	9.65%				10.98%
C000173222 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class R4 Shares)
Average Annual Return, Percent	16.97%	9.49%				10.81%
C000173221 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class R3 Shares)
Average Annual Return, Percent	16.67%	9.22%				10.53%
C000190878 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class R2 Shares)
Average Annual Return, Percent	16.36%	8.94%				10.26%
C000007659 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class L Shares)
Average Annual Return, Percent	17.12%	9.66%				10.99%
C000007658 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class I Shares)
Average Annual Return, Percent	16.98%	9.50%				10.82%
C000007661 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class C Shares)
Average Annual Return, Percent	15.11%	8.69%				10.10%
C000007660 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class A Shares)
Average Annual Return, Percent	10.53%	8.05%				9.94%
C000007811 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Large Cap Core Plus Fund (Class A Shares)
Average Annual Return, Percent	10.53%	12.14%				15.28%
C000007812 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Large Cap Core Plus Fund (Class C Shares)
Average Annual Return, Percent	15.16%	12.80%				15.43%
C000007809 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Large Cap Core Plus Fund (Class I Shares)
Average Annual Return, Percent	17.00%	13.64%				16.19%
C000070626 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Large Cap Core Plus Fund (Class R2 Shares)
Average Annual Return, Percent	16.19%	12.88%				15.47%
C000033532 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Large Cap Core Plus Fund (Class R5 Shares)
Average Annual Return, Percent	16.91%	13.62%				16.23%
C000195233 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Large Cap Core Plus Fund (Class R6 Shares)
Average Annual Return, Percent	17.02%	13.73%				16.33%
C000148425 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class R6 Shares)
Average Annual Return, Percent	11.13%	4.71%				5.95%
C000032436 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class R5 Shares)
Average Annual Return, Percent	10.96%	4.60%				5.84%
C000169480 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class R4 Shares)
Average Annual Return, Percent	10.83%	4.44%				5.69%
C000169479 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class R3 Shares)
Average Annual Return, Percent	10.53%	4.19%				5.42%
C000070627 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class R2 Shares)
Average Annual Return, Percent	10.25%	3.92%				5.18%
C000032435 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class I Shares)
Average Annual Return, Percent	10.88%	4.47%				5.73%
C000032434 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class C Shares)
Average Annual Return, Percent	9.01%	3.68%				5.08%
C000032433 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class A Shares)
Average Annual Return, Percent	5.70%	3.40%				5.12%
C000032449 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class A Shares)
Average Annual Return, Percent	8.03%	4.63%				7.48%
C000032450 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class C Shares)
Average Annual Return, Percent	11.49%	5.00%				7.47%
C000032451 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class I Shares)
Average Annual Return, Percent	13.30%	5.78%				8.16%
C000070631 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class R2 Shares)
Average Annual Return, Percent	12.75%	5.25%				7.62%
C000169485 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class R3 Shares)
Average Annual Return, Percent	13.01%	5.52%				7.88%
C000169486 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class R4 Shares)
Average Annual Return, Percent	13.32%	5.79%				8.15%
C000032452 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class R5 Shares)
Average Annual Return, Percent	13.50%	5.95%				8.31%
C000148428 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class R6 Shares)
Average Annual Return, Percent	13.57%	6.05%				8.41%
C000148429 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class R6 Shares)
Average Annual Return, Percent	17.06%	8.05%				10.53%
C000032456 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class R5 Shares)
Average Annual Return, Percent	16.95%	7.94%				10.42%
C000169487 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class R4 Shares)
Average Annual Return, Percent	16.79%	7.79%				10.25%
C000169488 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class R3 Shares)
Average Annual Return, Percent	16.45%	7.51%				9.98%
C000070632 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class R2 Shares)
Average Annual Return, Percent	16.22%	7.25%				9.72%
C000032455 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class I Shares)
Average Annual Return, Percent	16.78%	7.78%				10.26%
C000032454 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class C Shares)
Average Annual Return, Percent	14.90%	6.97%				9.56%
C000032453 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class A Shares)
Average Annual Return, Percent	11.35%	6.60%				9.57%
C000050048 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class A Shares)
Average Annual Return, Percent	5.95%	3.53%				6.31%
C000050049 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class C Shares)
Average Annual Return, Percent	9.37%	3.90%				6.31%
C000050050 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class I Shares)
Average Annual Return, Percent	11.15%	4.68%				6.99%
C000070633 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class R2 Shares)
Average Annual Return, Percent	10.60%	4.16%				6.46%
C000169489 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class R3 Shares)
Average Annual Return, Percent	10.88%	4.42%				6.71%
C000169490 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class R4 Shares)
Average Annual Return, Percent	11.16%	4.69%				6.98%
C000050051 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class R5 Shares)
Average Annual Return, Percent	11.36%	4.83%				7.13%
C000148430 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class R6 Shares)
Average Annual Return, Percent	11.41%	4.93%				7.24%
C000148431 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class R6 Shares)
Average Annual Return, Percent	15.42%	7.19%				9.64%
C000050055 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class R5 Shares)
Average Annual Return, Percent	15.31%	7.08%				9.53%
C000169492 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class R4 Shares)
Average Annual Return, Percent	15.14%	6.93%				9.37%
C000169491 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class R3 Shares)
Average Annual Return, Percent	14.86%	6.65%				9.09%
C000070634 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class R2 Shares)
Average Annual Return, Percent	14.57%	6.39%				8.84%
C000050054 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class I Shares)
Average Annual Return, Percent	15.17%	6.92%				9.38%
C000050053 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class C Shares)
Average Annual Return, Percent	13.29%	6.12%				8.68%
C000050052 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class A Shares)
Average Annual Return, Percent	9.77%	5.75%				8.69%
C000050059 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class A Shares)
Average Annual Return, Percent	12.44%	7.22%				10.11%
C000050056 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class C Shares)
Average Annual Return, Percent	16.11%	7.61%				10.10%
C000050057 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class I Shares)
Average Annual Return, Percent	17.99%	8.41%				10.80%
C000070635 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class R2 Shares)
Average Annual Return, Percent	17.36%	7.86%				10.25%
C000169493 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class R3 Shares)
Average Annual Return, Percent	17.67%	8.14%				10.52%
C000169494 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class R4 Shares)
Average Annual Return, Percent	17.96%	8.41%				10.79%
C000050058 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class R5 Shares)
Average Annual Return, Percent	18.14%	8.58%				10.96%
C000148432 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class R6 Shares)
Average Annual Return, Percent	18.26%	8.69%				11.07%
C000148433 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class R6 Shares)
Average Annual Return, Percent	19.23%	9.03%				11.24%
C000050063 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class R5 Shares)
Average Annual Return, Percent	19.09%	8.92%				11.13%
C000169496 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class R4 Shares)
Average Annual Return, Percent	18.95%	8.76%				10.96%
C000169495 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class R3 Shares)
Average Annual Return, Percent	18.61%	8.49%				10.69%
C000070636 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class R2 Shares)
Average Annual Return, Percent	18.33%	8.22%				10.42%
C000050062 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class I Shares)
Average Annual Return, Percent	18.95%	8.76%				10.98%
C000050061 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class C Shares)
Average Annual Return, Percent	17.05%	7.94%				10.28%
C000050060 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class A Shares)
Average Annual Return, Percent	13.37%	7.56%				10.28%
C000109814 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class A Shares)
Average Annual Return, Percent	13.38%	7.57%				10.28%
C000109815 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class C Shares)
Average Annual Return, Percent	17.04%	7.96%				10.27%
C000109816 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class I Shares)
Average Annual Return, Percent	18.92%	8.77%				10.98%
C000109817 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class R2 Shares)
Average Annual Return, Percent	18.35%	8.23%				10.43%
C000169497 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class R3 Shares)
Average Annual Return, Percent	18.61%	8.49%				10.69%
C000169498 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class R4 Shares)
Average Annual Return, Percent	18.91%	8.76%				10.96%
C000109818 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class R5 Shares)
Average Annual Return, Percent	19.11%	8.93%				11.13%
C000148434 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class R6 Shares)
Average Annual Return, Percent	19.20%	9.04%				11.24%
C000115301 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend Income Fund (Class R6 Shares)
Average Annual Return, Percent	12.60%	5.05%				6.08%
C000115300 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend Income Fund (Class R5 Shares)
Average Annual Return, Percent	12.47%	4.94%				5.97%
C000186784 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend Income Fund (Class R4 Shares)
Average Annual Return, Percent	12.27%	4.78%				5.81%
C000186783 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend Income Fund (Class R3 Shares)
Average Annual Return, Percent	11.99%	4.52%				5.54%
C000115299 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend Income Fund (Class R2 Shares)
Average Annual Return, Percent	11.76%	4.27%				5.29%
C000115298 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend Income Fund (Class I Shares)
Average Annual Return, Percent	12.26%	4.79%				5.81%
C000115304 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2055 Fund (Class I Shares)
Average Annual Return, Percent	23.19%	9.64%				11.14%
C000115305 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2055 Fund (Class R2 Shares)
Average Annual Return, Percent	22.61%	9.09%				10.59%
C000186785 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2055 Fund (Class R3 Shares)
Average Annual Return, Percent	22.90%	9.36%				10.86%
C000186786 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2055 Fund (Class R4 Shares)
Average Annual Return, Percent	23.20%	9.64%				11.14%
C000115306 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2055 Fund (Class R5 Shares)
Average Annual Return, Percent	23.38%	9.80%				11.31%
C000115307 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2055 Fund (Class R6 Shares)
Average Annual Return, Percent	23.52%	9.92%				11.42%
C000115337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2025 Fund (Class R6 Shares)
Average Annual Return, Percent	12.99%	5.33%				7.38%
C000115336 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2025 Fund (Class R5 Shares)
Average Annual Return, Percent	12.95%	5.24%				7.28%
C000186790 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2025 Fund (Class R4 Shares)
Average Annual Return, Percent	12.73%	5.07%				7.12%
C000186789 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2025 Fund (Class R3 Shares)
Average Annual Return, Percent	12.44%	4.81%				6.85%
C000115335 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2025 Fund (Class R2 Shares)
Average Annual Return, Percent	12.18%	4.54%				6.58%
C000115334 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2025 Fund (Class I Shares)
Average Annual Return, Percent	12.72%	5.07%				7.12%
C000115340 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2030 Fund (Class I Shares)
Average Annual Return, Percent	15.51%	6.30%				8.35%
C000115341 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2030 Fund (Class R2 Shares)
Average Annual Return, Percent	14.95%	5.77%				7.80%
C000186791 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2030 Fund (Class R3 Shares)
Average Annual Return, Percent	15.25%	6.03%				8.07%
C000186792 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2030 Fund (Class R4 Shares)
Average Annual Return, Percent	15.52%	6.30%				8.34%
C000115342 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2030 Fund (Class R5 Shares)
Average Annual Return, Percent	15.70%	6.46%				8.51%
C000115343 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2030 Fund (Class R6 Shares)
Average Annual Return, Percent	15.77%	6.56%				8.61%
C000115349 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2035 Fund (Class R6 Shares)
Average Annual Return, Percent	18.58%	7.83%				9.76%
C000115348 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2035 Fund (Class R5 Shares)
Average Annual Return, Percent	18.50%	7.73%				9.66%
C000186793 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2035 Fund (Class R4 Shares)
Average Annual Return, Percent	18.30%	7.57%				9.49%
C000186794 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2035 Fund (Class R3 Shares)
Average Annual Return, Percent	17.99%	7.30%				9.21%
C000115347 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2035 Fund (Class R2 Shares)
Average Annual Return, Percent	17.72%	7.03%				8.94%
C000115346 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2035 Fund (Class I Shares)
Average Annual Return, Percent	18.31%	7.57%				9.49%
C000115355 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2040 Fund (Class R6 Shares)
Average Annual Return, Percent	20.78%	8.80%				10.67%
C000115352 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2040 Fund (Class I Shares)
Average Annual Return, Percent	20.46%	8.52%				10.39%
C000115353 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2040 Fund (Class R2 Shares)
Average Annual Return, Percent	19.87%	7.97%				9.84%
C000186795 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2040 Fund (Class R3 Shares)
Average Annual Return, Percent	20.16%	8.25%				10.12%
C000186796 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2040 Fund (Class R4 Shares)
Average Annual Return, Percent	20.45%	8.52%				10.39%
C000115354 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2040 Fund (Class R5 Shares)
Average Annual Return, Percent	20.64%	8.68%				10.56%
C000115361 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2045 Fund (Class R6 Shares)
Average Annual Return, Percent	22.31%	9.49%				11.21%
C000115360 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2045 Fund (Class R5 Shares)
Average Annual Return, Percent	22.17%	9.38%				11.10%
C000186798 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2045 Fund (Class R4 Shares)
Average Annual Return, Percent	22.01%	9.22%				10.93%
C000186797 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2045 Fund (Class R3 Shares)
Average Annual Return, Percent	21.69%	8.94%				10.65%
C000115359 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2045 Fund (Class R2 Shares)
Average Annual Return, Percent	21.36%	8.67%				10.37%
C000115358 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2045 Fund (Class I Shares)
Average Annual Return, Percent	21.99%	9.22%				10.93%
C000115364 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2050 Fund (Class I Shares)
Average Annual Return, Percent	23.24%	9.63%				11.17%
C000115365 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2050 Fund (Class R2 Shares)
Average Annual Return, Percent	22.63%	9.08%				10.62%
C000186799 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2050 Fund (Class R3 Shares)
Average Annual Return, Percent	22.92%	9.35%				10.90%
C000186800 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2050 Fund (Class R4 Shares)
Average Annual Return, Percent	23.22%	9.62%				11.17%
C000115366 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2050 Fund (Class R5 Shares)
Average Annual Return, Percent	23.39%	9.79%				11.34%
C000115367 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2050 Fund (Class R6 Shares)
Average Annual Return, Percent	23.54%	9.90%				11.45%
C000133815 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity Fund (Class R6 Shares)
Average Annual Return, Percent	5.47%	7.06%				9.16%
C000133814 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity Fund (Class R5 Shares)
Average Annual Return, Percent	5.35%	6.94%				9.06%
C000133813 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity Fund (Class I Shares)
Average Annual Return, Percent	5.21%	6.78%				8.89%
C000133812 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity Fund (Class C Shares)
Average Annual Return, Percent	3.41%	5.99%				8.19%
C000133811 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity Fund (Class A Shares)
Average Annual Return, Percent	(0.59%)	5.38%				8.03%
C000172118 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class A Shares)
Average Annual Return, Percent	13.42%	7.59%			10.10%
C000172119 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class C Shares)
Average Annual Return, Percent	17.08%	7.97%			10.10%
C000172120 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class I Shares)
Average Annual Return, Percent	18.92%	8.78%			10.81%
C000172122 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class R2 Shares)
Average Annual Return, Percent	18.35%	8.23%			10.25%
C000172123 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class R3 Shares)
Average Annual Return, Percent	18.66%	8.50%		10.52%
C000172124 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class R4 Shares)
Average Annual Return, Percent	18.94%	8.78%		10.80%
C000172121 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class R5 Shares)
Average Annual Return, Percent	19.09%	8.94%			10.96%
C000172125 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class R6 Shares)
Average Annual Return, Percent	19.24%	9.05%			11.08%
C000172130 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2060 Fund (Class R6 Shares)
Average Annual Return, Percent	23.54%	9.97%			11.28%
C000172129 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2060 Fund (Class R5 Shares)
Average Annual Return, Percent	23.39%	9.85%			11.17%
C000186802 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2060 Fund (Class R4 Shares)
Average Annual Return, Percent	23.23%	9.69%	11.00%
C000186801 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2060 Fund (Class R3 Shares)
Average Annual Return, Percent	22.91%	9.41%	10.72%
C000172128 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2060 Fund (Class R2 Shares)
Average Annual Return, Percent	22.61%	9.14%			10.45%
C000172127 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Blend 2060 Fund (Class I Shares)
Average Annual Return, Percent	23.26%	9.70%			11.01%
Without Sales Load [Member] | C000007566 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	13.03%	10.65%				14.43%
Without Sales Load [Member] | C000003854 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Equity Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	13.61%	11.21%				14.88%
Without Sales Load [Member] | C000007573 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Research Enhanced Equity Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	18.76%	12.73%				15.27%
Without Sales Load [Member] | C000007578 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Diversified Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	9.73%	5.00%				7.88%
Without Sales Load [Member] | C000007576 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Diversified Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	10.29%	5.53%				8.31%
Without Sales Load [Member] | C000007580 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Blend Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	30.94%	5.57%				13.94%
Without Sales Load [Member] | C000007582 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Blend Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	30.33%	5.05%				13.49%
Without Sales Load [Member] | C000007586 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	21.25%	10.15%				11.81%
Without Sales Load [Member] | C000007584 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Value Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	21.88%	10.70%				12.25%
Without Sales Load [Member] | C000007642 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. GARP Equity Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	20.52%	14.37%				17.46%
Without Sales Load [Member] | C000007643 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. GARP Equity Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	20.12%	13.83%				16.99%
Without Sales Load [Member] | C000007646 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Sustainable Leaders Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	14.98%	10.10%				13.71%
Without Sales Load [Member] | C000007645 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Sustainable Leaders Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	15.55%	10.65%				14.16%
Without Sales Load [Member] | C000007895 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Equity Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	14.58%	6.26%				11.37%
Without Sales Load [Member] | C000081076 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Mid Cap Equity Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	14.01%	5.73%				10.93%
Without Sales Load [Member] | C000007655 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	13.14%	2.87%				8.46%
Without Sales Load [Member] | C000007653 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Small Cap Equity Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	13.72%	3.39%				8.89%
Without Sales Load [Member] | C000054337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	40.07%	8.08%				10.98%
Without Sales Load [Member] | C000054338 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Small Company Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	39.35%	7.53%				10.54%
Without Sales Load [Member] | C000007661 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	16.11%	8.69%				10.10%
Without Sales Load [Member] | C000007660 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Value Advantage Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	16.66%	9.23%				10.54%
Without Sales Load [Member] | C000007811 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Large Cap Core Plus Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	16.65%	13.36%				15.90%
Without Sales Load [Member] | C000007812 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan U.S. Large Cap Core Plus Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	16.16%	12.80%				15.43%
Without Sales Load [Member] | C000032434 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	10.01%	3.68%				5.08%
Without Sales Load [Member] | C000032433 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® Income Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	10.71%	4.35%				5.61%
Without Sales Load [Member] | C000032449 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	13.11%	5.59%				7.98%
Without Sales Load [Member] | C000032450 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2030 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	12.49%	5.00%				7.47%
Without Sales Load [Member] | C000032454 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	15.90%	6.97%				9.56%
Without Sales Load [Member] | C000032453 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2040 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	16.59%	7.58%				10.08%
Without Sales Load [Member] | C000050048 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	10.94%	4.49%				6.81%
Without Sales Load [Member] | C000050049 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2025 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	10.37%	3.90%				6.31%
Without Sales Load [Member] | C000050053 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	14.29%	6.12%				8.68%
Without Sales Load [Member] | C000050052 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2035 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	14.93%	6.72%				9.19%
Without Sales Load [Member] | C000050059 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	17.75%	8.21%				10.62%
Without Sales Load [Member] | C000050056 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2045 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	17.11%	7.61%				10.10%
Without Sales Load [Member] | C000050061 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	18.05%	7.94%				10.28%
Without Sales Load [Member] | C000050060 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2050 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	18.72%	8.56%				10.79%
Without Sales Load [Member] | C000109814 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	18.72%	8.56%				10.79%
Without Sales Load [Member] | C000109815 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2055 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	18.04%	7.96%				10.27%
Without Sales Load [Member] | C000133812 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	4.41%	5.99%				8.19%
Without Sales Load [Member] | C000133811 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Hedged Equity Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	4.93%	6.52%				8.61%
Without Sales Load [Member] | C000172118 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	18.76%	8.59%			10.62%
Without Sales Load [Member] | C000172119 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan SmartRetirement® 2060 Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	18.08%	7.97%			10.10%
Diversified Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Diversified Composite Benchmark
Average Annual Return, Percent	14.18%	6.96%				9.73%
MSCI World Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net total return)
Average Annual Return, Percent	21.34%	11.47%				13.14%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	40.78%	6.98%				11.62%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	22.82%	12.31%				15.06%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	22.02%	12.66%				15.30%
JPM SmartRetirement Income Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM SmartRetirement Income Composite Benchmark
Average Annual Return, Percent	12.25%	5.14%				6.19%
MSCI ACWI Index net total return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net total return)
Average Annual Return, Percent	21.34%	11.47%	12.89%	12.89%	12.89%	13.14%
S And P Target Date 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	15.44%	6.90%				8.82%
JPM SmartRetirement 2030 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM SmartRetirement 2030 Composite Benchmark
Average Annual Return, Percent	15.49%	6.68%				8.68%
JPM SmartRetirement 2040 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM SmartRetirement 2040 Composite Benchmark
Average Annual Return, Percent	20.27%	8.94%				10.80%
S And P Target Date 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	19.85%	8.95%				10.73%
S And P Target Date 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Average Annual Return, Percent	13.48%	5.96%				7.84%
Bloomberg US Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	3.79%	0.08%				1.54%
JPM SmartRetirement 2025 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM SmartRetirement 2025 Composite Benchmark
Average Annual Return, Percent	12.66%	5.41%				7.46%
JPM SmartRetirement 2035 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM SmartRetirement 2035 Composite Benchmark
Average Annual Return, Percent	18.09%	7.93%				9.87%
S And P Target Date 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Average Annual Return, Percent	17.66%	7.95%				9.87%
S And P Target Date 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Average Annual Return, Percent	21.42%	9.65%				11.31%
JPM SmartRetirement 2045 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM SmartRetirement 2045 Composite Benchmark
Average Annual Return, Percent	21.90%	9.73%				11.43%
JPM SmartRetirement 2050 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM SmartRetirement 2050 Composite Benchmark
Average Annual Return, Percent	23.06%	10.15%				11.64%
S And P Target Date 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	22.14%	9.95%				11.61%
S And P Target Date 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Average Annual Return, Percent	22.61%	10.11%				11.77%
JPM SmartRetirement 2055 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM SmartRetirement 2055 Composite Benchmark
Average Annual Return, Percent	23.06%	10.15%				11.64%
JPM SmartRetirement Blend Income Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM SmartRetirement Blend Income Composite Benchmark
Average Annual Return, Percent	12.25%	5.14%				6.22%
S And P Target Date Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	10.02%	4.42%				5.35%
JPM SmartRetirement Blend 2055 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM SmartRetirement Blend 2055 Composite Benchmark
Average Annual Return, Percent	23.06%	10.15%				11.64%
JPM SmartRetirement Blend 2025 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM SmartRetirement Blend 2025 Composite Benchmark
Average Annual Return, Percent	12.66%	5.41%				7.50%
JPM SmartRetirement Blend 2030 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM SmartRetirement Blend 2030 Composite Benchmark
Average Annual Return, Percent	15.49%	6.68%				8.73%
JPM SmartRetirement Blend 2035 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM SmartRetirement Blend 2035 Composite Benchmark
Average Annual Return, Percent	18.09%	7.93%				9.87%
JPM SmartRetirement Blend 2040 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM SmartRetirement Blend 2040 Composite Benchmark
Average Annual Return, Percent	20.27%	8.94%				10.80%
JPM SmartRetirement Blend 2045 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM SmartRetirement Blend 2045 Composite Benchmark
Average Annual Return, Percent	21.90%	9.73%				11.43%
JPM SmartRetirement Blend 2050 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM SmartRetirement Blend 2050 Composite Benchmark
Average Annual Return, Percent	23.06%	10.15%				11.64%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%	13.41%				15.51%
ICE BofA 3 Month US Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month US Treasury Bill Index
Average Annual Return, Percent	3.84%	3.53%				2.35%
JPM SmartRetirement 2060 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM SmartRetirement 2060 Composite Benchmark
Average Annual Return, Percent	23.06%	10.15%		11.38%	11.38%
JPM SmartRetirement Blend 2060 Composite Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPM SmartRetirement Blend 2060 Composite Benchmark
Average Annual Return, Percent	23.06%	10.15%	11.39%		11.39%
S And P Target Date 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Average Annual Return, Percent	22.59%	10.10%	11.61%	11.61%	11.61%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	27.12%	11.17%				11.52%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	17.71%	13.71%				18.58%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index
Average Annual Return, Percent	21.63%	8.50%				12.00%
Russell 3000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Index
Average Annual Return, Percent	27.78%	10.97%				11.48%